AVAILABLE-FOR-SALE SECURITIES (Table)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities
	December 31, 2012
		Gross
	Cost	unrealized gain	Fair value

Available for sale securities	4,786	339	5,125